SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION.
Summary of the share option activities

	Outstanding options
		Weighted	Weighted average	Weighted average	Aggregate
	Number of	average	grant-date	remaining contractual	intrinsic
	options	exercise price	fair value	Term (Years)	value
Options outstanding at January 1, 2011	10,309,062	$1.28	$1.24
Exercised	(336,114)	$0.99	$1.24
Forfeited	(422,296)	$0.99	$1.24

Options outstanding at December 31, 2011	9,550,652	$1.31	$1.24
Granted	2,745,806	$1.55	$0.66
Exercised	(679,402)	$0.99	$1.24
Forfeited	(4,341,736)	$1.68	$1.24

Options outstanding at December 31, 2012	7,275,320	$1.20	$1.02
Exercised	(2,445,482)	$1.01	$1.21
Forfeited	(259,458)	$0.99	$1.24

Options outstanding at December 31, 2013	4,570,380	$1.32	$0.91	7.50	$7,982

Options vested and expected to vest as of December 31, 2013	4,375,550	$1.33	$0.90	7.56	$7,578
Option exercisable as of December 31, 2013	2,058,908	$1.32	$0.94	7.31	$3,588

Schedule of estimated fair value of each option granted on the date of grant using the binomial option pricing model with certain assumptions

Years ended
December 31, 2012
Weighted average expected volatility	57.9%
Weighted average risk-free interest rate	1.8%
Weighted average expected dividend yield	0%
Weighted average fair value of the underlying ordinary shares	$1.21 per share
Weighted average exercise multiple	2.8 times

Summary of the nonvested shares activity

	Number of	Weighted average	Aggregate
	Nonvested	grant-date	intrinsic
	shares outstanding	fair value	value

Nonvested shares outstanding at January 1, 2011	—	—
Granted	1,974,368	4.24
Forfeited	(435,700)	4.47
Vested	(51,250)	4.84

Nonvested shares outstanding at December 31, 2011	1,487,418	4.15
Granted	1,888,313	1.32
Forfeited	(275,303)	4.30
Vested	(348,062)	4.16

Nonvested shares outstanding at December 31, 2012	2,752,366	2.19
Granted	6,001,339	1.69
Forfeited	(397,857)	3.07
Vested	(788,064)	2.15

Nonvested shares outstanding at December 31, 2013	7,567,784	1.69	$23,195

Nonvested shares vested and expected to vest at December 31, 2013	7,099,086	1.68	$21,759